Finance Cost	12 Months Ended
Dec. 31, 2023
Finance Cost [Abstract]
FINANCE COST
16	FINANCE COST

	2023	2022 (As revised)	2021
	USD	USD	USD
Fees from trade receivable factoring	218,749	212,302	104,590
Interest expenses from lease liabilities	10,088	12,280	9,208
Interest expenses from guaranteed bank loans	89,903	60,786	55,810
Interest expenses of convertible loan	9,870	44,002	-
Total finance cost	328,610	329,370	169,608